Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable
Accounts receivable	$ 350,369	$ 345,371
Less: Accounts receivable allowance	(16,511)	(14,076)	$ (8,495)	$ (2,643)
Accounts receivable, net	$ 333,858	$ 331,295	$ 317,808	$ 361,586